Expense Example {- Fidelity Flex® Mid Cap Growth Fund} - 11.30 Fidelity Flex Mid Cap Growth Fund PRO-06 - Fidelity Flex® Mid Cap Growth Fund - Fidelity Flex Mid Cap Growth Fund-Default	Jan. 29, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none